SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Income per Common Share (Details) - USD ($)	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	$ (845)	$ 2,195,508	$ 5,135,790
Redeemable Common Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Temporary Equity, Net Income		$ 1,687,692
Net income			$ 3,671,658
Weighted Average Number of Shares Outstanding, Basic		11,500,000	8,264,526
Weighted Average Number of Shares Outstanding, Diluted			8,264,526
Earnings Per Share, Basic		$ 0.15	$ 0.44
Earnings Per Share, Diluted		$ 0.15	$ 0.44
Non Redeemable Common Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	$ (845)	$ 507,816	$ 1,464,132
Weighted Average Number of Shares Outstanding, Basic	2,875,000	3,460,275	3,295,610
Weighted Average Number of Shares Outstanding, Diluted	2,875,000	3,460,275	3,295,610
Earnings Per Share, Basic	$ 0.00	$ 0.15	$ 0.44
Earnings Per Share, Diluted	$ 0.00	$ 0.15	$ 0.44